COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financing received from the Argentine Central Bank and other financial institutions (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Financing received from local financial institutions	$ 3,819,232	$ 2,017,925
Financing received from international institutions	1,710,444	10,161,612
Financing received from the Central Bank and other financial institutions	$ 5,529,676	$ 12,179,537